Other Expenses - Schedule of Other Expenses (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Expenses [Abstract]
Advertising and promotion expenses	¥ 58,303	¥ 13,653,838	¥ 49,828,134
Consulting fees	3,780,760	12,058,142	17,480,308
Entertainment and travelling expenses	5,320,381	14,811,438	15,252,790
Office and commute expenses	1,909,400	10,117,559	10,792,783
Post-loan management expenses	28,081,272	99,368,411	10,481,523
Directors and officers liability insurance	4,132,204	919,443	3,613,489
Communication expenses	2,054,855	2,784,808	2,826,369
Research and development expenses	3,790,202	1,010,223	1,791,754
Depreciation and amortization	15,978,766	11,540,878	1,753,032
Litigation and attorney fees	607,877	18,877,828	1,714,117
Others	1,408,162	2,180,166	5,986,473
Total	¥ 67,122,182	¥ 187,322,734	¥ 121,520,772